Restricted Stock Units Activity (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Number of Restricted Stock Units
Beginning Balance	14,446	13,034	12,263
Restricted stock units granted	7,799	6,667	6,178
Restricted stock units vested	(6,305)	(4,513)	(4,685)
Restricted stock units cancelled	(935)	(742)	(722)
Ending Balance	15,005	14,446	13,034
Weighted-Average Grant Date Fair Value
Beginning Balance	$ 231.49	$ 165.63	$ 122.52
Restricted stock units granted	$ 431.35	$ 312.63	$ 214.37
Restricted stock units vested	$ 205.27	$ 168.08	$ 119.85
Restricted stock units cancelled	$ 256.01	$ 189.08	$ 147.56
Ending Balance	$ 344.87	$ 231.49	$ 165.63
Aggregate Intrinsic Value
Aggregate intrinsic value of Restricted stock units	$ 10,010